Cover	Oct. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2024
Entity File Number	001-40400
Entity Registrant Name	DIGITAL BRANDS GROUP, INC.
Entity Central Index Key	0001668010
Entity Tax Identification Number	46-1942864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 Lavaca Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(209)
Local Phone Number	651-0172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	DBGI
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one share of Common Stock
Title of 12(b) Security	Warrants, each exercisable to purchase one share of Common Stock
Trading Symbol	DBGIW
Security Exchange Name	NASDAQ